COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under the operating lease are as follows:
Year Ending December 31,
2013	$127,889
2014	131,513
2015	100,719
$360,121